Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (67,332)	$ (22,218)	$ 30,282
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	103,706	95,196	85,604
Amortization of deferred financing costs and issuance discount	9,937	9,547	8,537
Deferred income tax	4,833	4,215	4,734
Stock-based compensation	10,501	9,950	7,328
Earnings of unconsolidated affiliates, net of dividends	(12,750)	(16,638)	(6,169)
Unrealized net losses on foreign exchange forward contracts	4,554
Contingent gain on sale of business	(623)
Loss on extinguishment of debt	7,390	20,744
Prepayment penalty on long-term debt	(3,975)
Loss (gain) on sale of businesses and other assets	(116)	4,186	263
Impairment charges		13,851	245
Changes in assets and liabilities
Accounts receivable	68,483	(5,643)	84,678
Inventories	22,605	55,369	(87,241)
Accounts payable and other current liabilities	(5,697)	15,001	67,887
Income taxes payable	259	(1,241)	(5,142)
Other assets, net	(2,527)	2,384	(12,672)
Other liabilities, net	(22,027)	26,632	7,781
Cash provided by operating activities	117,221	211,335	186,115
Cash flows from investing activities
Capital expenditures	(98,606)	(73,544)	(118,504)
Proceeds from capital expenditures subsidy		18,769	6,079
Proceeds from the sale of businesses and other assets	6,257	15,221	253
Payment for working capital adjustment from sale of business	(700)
Advance payment received (refunded)		(2,711)	2,602
Distributions from unconsolidated affiliates	978	1,055
(Increase) / decrease in restricted cash	(533)	7,852	(7,725)
Cash used in investing activities	(92,604)	(33,358)	(117,295)
Cash flows from financing activities
Proceeds from initial public offering, net of offering costs	198,087
Deferred financing fees		(48,255)	(8,080)
Short term borrowings, net	(56,901)	(42,877)	(37,887)
Capital contribution			162,155
Repayments of Term Loans		(1,239,000)	(147,000)
Proceeds from issuance of Senior Notes		1,325,000
Repayments of Senior Notes	(132,500)
Proceeds from Accounts Receivable Securitization Facility	308,638	376,630	113,828
Repayments of Accounts Receivable Securitization Facility	(309,205)	(471,696)	(130,233)
Proceeds from Revolving Facility		405,000	1,105,000
Repayments of Revolving Facility		(525,000)	(1,135,000)
Cash provided by (used in) financing activities	8,119	(220,198)	(77,217)
Effect of exchange rates on cash	(8,453)	2,367	(559)
Net change in cash and cash equivalents	24,283	(39,854)	(8,956)
Cash and cash equivalents-beginning of period	196,503	236,357	245,313
Cash and cash equivalents-end of period	220,786	196,503	236,357
Supplemental disclosure of cash flow information
Cash paid for income taxes, net of refunds	5,097	24,779	20,444
Cash paid for interest, net of amounts capitalized	119,820	83,509	98,046
Accrual for property, plant and equipment	$ 18,245	$ 11,156	$ 13,155